SMART Trend 25 ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Consumer Staple Products - 6.8%
Monster Beverage Corp.(a)	11,152	$808,074

Financial Services - 4.2%
Charles Schwab Corp.	5,322	500,162

Health Care - 5.1%
Eli Lilly & Co.	656	603,369

Industrial Products - 17.3%
Amphenol Corp.	3,444	435,149
GE Aerospace	2,542	721,343
Vertiv Holdings Co. - Class A	3,582	897,578
		2,054,070

Industrial Services - 6.2%
Comfort Systems USA, Inc.	531	732,244

Materials - 1.4%
Southern Copper Corp.	964	165,945

Media - 4.8%
Alphabet, Inc. - Class A	995	286,122
Alphabet, Inc. - Class C	1,002	287,434
		573,556

Oil & Gas - 3.7%
Williams Cos., Inc.	6,033	439,082

Real Estate - 4.8%
Simon Property Group, Inc. - REIT	3,082	574,885

Tech Hardware & Semiconductors - 33.0%(b)
Analog Devices, Inc.	762	242,423
Apple, Inc.	2,358	598,437
Coherent Corp.(a)	1,357	323,251
Corning, Inc.	3,450	469,096
Lam Research Corp.	1,378	294,423
Lumentum Holdings, Inc.(a)	528	371,057
Micron Technology, Inc.	1,587	536,152
NVIDIA Corp.	2,144	373,914
Teradyne, Inc.	1,222	362,274
Western Digital Corp.	1,295	350,285
		3,921,312

TOTAL COMMON STOCKS (Cost $10,700,626)		10,372,699

SHORT-TERM INVESTMENTS - 12.7%	Shares	Value
Money Market Funds - 12.7%
First American Government Obligations Fund - Class X, 3.53%(c)	1,503,499	$1,503,499

TOTAL SHORT-TERM INVESTMENTS (Cost $1,503,499)		1,503,499

TOTAL INVESTMENTS - 100.0% (Cost $12,204,125)		$11,876,198
Liabilities in Excess of Other Assets - 0.0%(d)		(2,170)
TOTAL NET ASSETS - 100.0%		$11,874,028

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.